JPMorgan International Equity Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan International Equity Fund	Oct. 31, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,626
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	872
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 752